Cover	Nov. 13, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 13, 2023
Entity Registrant Name	Luminar Technologies, Inc./DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38791
Entity Tax Identification Number	83-1804317
Entity Address, Address Line One	2603 Discovery Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32826
City Area Code	0
Local Phone Number	532-2417
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001758057
Amendment Flag	false
Class A Common Stock, par value of $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value of $0.0001 per share
Trading Symbol	LAZR
Security Exchange Name	NASDAQ